SUMMARY OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES (Details) - CAD ($)	Jan. 31, 2024	Jan. 31, 2023
IfrsStatementLineItems [Line Items]
Amounts due to related parties	$ 600,223	$ 443,071
Current liabilities	3,387,761	$ 2,828,997
Not later than one year [member] | Accounts Payables and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	225,847
Amounts due to related parties	600,223
Loans payable	2,561,691
Withholding taxes payable
Current liabilities	3,387,761
1-5 Yaer [Member] | Accounts Payables and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Amounts due to related parties
Loans payable
Withholding taxes payable
Current liabilities
More than Five Year [Member] | Accounts Payables and Accrued Liabilities [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Amounts due to related parties
Loans payable
Withholding taxes payable	138,568
Current liabilities	$ 138,568